Document and Entity Information	6 Months Ended
Apr. 30, 2025
Document and Entity Information [Abstract]
Document Type	6-K/A
Document Period End Date	Apr. 30, 2025
Entity Registrant Name	TIAN RUIXIANG Holdings Ltd
Entity Central Index Key	0001782941
Current Fiscal Year End Date	--10-31
Document Fiscal Year Focus	2025
Amendment Flag	true
Amendment Description	This Amendment No.1 to Form 6-K of TIAN RUIXIANG Holdings Ltd., a company incorporated under the laws of the Cayman Islands (the “Company”), amends (1) the Form 6-K of the Company furnished with the Securities and Exchange Commission (the “SEC”) on June 30, 2025 (the “6-K re UCare Acquisition”), and (2) the Form 6-K of the Company funished with the SEC on August 22, 2025 (the “6-K re Semiannual Report ”).